Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000129981
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Trading Symbol	TCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.73%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Sep-2014	$9,475	$10,000
Sep-2015	$8,800	$10,036
Sep-2016	$9,995	$10,888
Sep-2017	$11,066	$12,285
Sep-2018	$12,032	$13,484
Sep-2019	$12,343	$13,335
Sep-2020	$10,651	$12,580
Sep-2021	$14,481	$15,235
Sep-2022	$13,379	$13,527
Sep-2023	$14,817	$15,506
Sep-2024	$17,283	$18,344

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	16.65%	6.96%	6.20%
With Load	10.59%	5.81%	5.62%
CBOE S&P 500® BuyWrite Index	18.31%	6.59%	6.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 110,164,554
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 1,048,452
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$110,164,554
Number of Portfolio Holdings	113
Advisory Fee (net of waivers)	$1,048,452
Portfolio Turnover	125%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	3.9%
Purchased Options	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000129983
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Trading Symbol	TCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.48%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,320	$10,036
Sep-2016	$10,600	$10,888
Sep-2017	$11,767	$12,285
Sep-2018	$12,826	$13,484
Sep-2019	$13,193	$13,335
Sep-2020	$11,422	$12,580
Sep-2021	$15,560	$15,235
Sep-2022	$14,408	$13,527
Sep-2023	$15,988	$15,506
Sep-2024	$18,701	$18,344

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Covered Bridge Fund	16.97%	7.23%	6.46%
CBOE S&P 500® BuyWrite Index	18.31%	6.59%	6.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 110,164,554
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 1,048,452
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$110,164,554
Number of Portfolio Holdings	113
Advisory Fee (net of waivers)	$1,048,452
Portfolio Turnover	125%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	3.9%
Purchased Options	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.